NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and do not include all information and disclosures required by generally accepted accounting principles ("GAAP") in the United States ("U.S."), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Therefore, this information should be read in conjunction with Ceres Ventures, Inc. financial statements and notes contained in its 2011 Annual Report on Form 10-K. The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of intercompany accounts and transactions. The information furnished herein reflects all adjustment that are, in the opinion of management, necessary for the fair statement of the results for the interim periods reported. All such adjustments are, in the opinion of management, of a normal recurring nature. Operating results for the six month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Applicable Accounting Guidance

Applicable Accounting Guidance

Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative non-governmental United States GAAP as found in the Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC").

Going Concern

Going Concern

As of June 30, 2012, the Company had cash of $28,520. The Company is a development stage company and does not currently have any commercial products and there is no assurance that it will successfully be able to design, develop, manufacture, or sell any commercial products in the future. The Company has not generated any revenue since inception. The Company had a working capital deficit of $206,616, reported an accumulated deficit of $811,543 as of June 30, 2012, and does not have positive cash flows from operating activities.

During the six month period ended June 30, 2012, the Company raised $67,000 from the sale of its equity securities. The Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all. If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company's business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate its research programs, and/or sell rights to its BluFlowTM Treatment System, BluFlowTM Nanoparticles or BluFlowTM AUT.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon the Company obtaining necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Development Stage Company

Development Stage Company

The Company is a development stage company. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment, if any, of long-lived assets, including the values assigned to and the estimated useful lives of intangible assets; income tax rate, income tax provision, deferred tax assets and the valuation allowance of deferred tax assets; and the assumption that the Company is a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly reviews its estimates utilizing currently available information, changes in facts and circumstances, their experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from these estimates.

Fair Value

Fair Value

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash, accounts payable, accrued interest, accrued payroll liabilities, approximate their fair value because of the short-term nature of these instruments and their liquidity. Due to conversion features and other terms, it is not practical to estimate the fair value of notes payable and convertible notes payable. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. As of June 30, 2012 and December 31, 2011, the Company had no cash equivalents.

Intangible Assets

Intangible Assets

Intangible assets include license agreements and related patent costs. The Company has entered into a license agreement whereby it has been assigned the exclusive rights to certain licensed materials used in its products. The Company capitalizes the rights to the licensed materials and amortizes such costs over their estimated useful life which is consistent with the life of the patents underlying the license agreements.

As of June 30, 2012, the Company had $64,551 of intangible assets on the Consolidated Balance Sheet representing the costs for a license agreement, patent usage rights and patent filing costs. These costs were not subject to amortization as the patents are pending.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Intangible assets are evaluated and reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the carrying amount exceeds the fair value of the assets.

An impairment loss is recognized equal to the amount to that excess. Such analyses necessarily involve significant judgment.

The Company determined there was no impairment of long-lived assets for the period ended June 30, 2012, and the year ended December 31, 2011.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense when incurred. Research and development includes costs such as contracted research and license agreement fees with no alternative future use, supplies and materials, salaries and employee benefits, equipment depreciation, allocation of various corporate costs, and amortization of intangible assets.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

Loss Per Share

Loss Per Share

The computation of basic net income (loss) per common share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net income (loss) per common share is based on the weighted average number of shares used in the basic net income (loss) per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. See "Note 2. Loss Per Share" for further discussion.

Income Taxes

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.

The Company recognizes income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.